THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND

    Supplement dated February 29, 2000 to Prospectus dated February 28, 2000

THE FOLLOWING INFORMATION REPLACES THE ADDRESS IN "ADDITIONAL PAYMENTS" CONTAINED IN THE SECTION "HOW TO PURCHASE SHARES" OF THE FUNDS' PROSPECTUS DATED FEBRUARY 28, 2000.

                  Third Avenue Funds
                  c/o PFPC, Inc.
                  211 South Gulph Rd.
                  P.O. Box 61503
                  King of Prussia, PA 19406